General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Schedule of General and Administrative Expenses
The following summary key expenses are included in administrative expenses for the year ended:

		For the years ended,
	Note	December 31, 2024	December 31, 2023	December 31, 2022
		$	$	$
Wages & employee benefits		2,670,496	2,620,350	4,403,080
Consultancy fees		2,309,474	2,980,497	4,192,090
Professional fees		2,214,068	3,197,712	2,332,949
Drilling and site costs		-	-	150,173
Directors’ fees		721,697	591,631	192,298
Legal expenses		1,209,758	5,121,915	10,278,807
Exploration expenses		-	59	1,314,483
Depreciation of property and equipment	13	1,042,606	524,959	129,596
Depreciation of right-of-use assets	13	347,816	353,851	117,436
(Gain) / loss on disposal of property and equipment		(134)	-	271,789
Amortization of intangible assets	15	181,991	163,147	71,095
Provision for VAT receivable		1,749,527	4,617,911	-
Provision for withholding tax payable		3,434,062	-	-
Provision for bad debt		478,558	-	-
Share-based expense - Lifezone Holdings shareholder earnout	26	-	248,464,035	-
Share-based expense - Sponsor earnout	26	-	17,094,750	-
Share-based expense - restricted stock units	26	17,818,907	-	-
SPAC Transaction expenses	1	-	76,857,484	-
Stamp duty taxes		-	-	1,446,033
Travel		552,276	574,776	629,108
Audit & accountancy fees		915,101	1,451,510	906,964
Taxes & licenses		30,297	-	187,041
Insurance		1,555,306	970,517	65,253
Other administrative expenses		1,850,346	493,098	1,871,323
Total		39,082,152	366,078,202	28,559,518